Other reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Reserves [Abstract]
Summary of Other Reserves

	Hedge reserve 2019 £m	Other reserves 2019 £m	Total 2019 £m	Total 2018 £m
At start of year	(36)	1,020	984	425
Profit attributable to RELX PLC shareholders	—	1,505	1,505	1,422
Dividends paid	—	(842)	(842)	(796)
Actuarial (losses)/gains on defined benefit pension schemes	—	(137)	(137)	(91)
Fair value movements on cash flow hedges	16	—	16	(59)
Transfer to net profit from cash flow hedge reserve	35	—	35	17
Tax recognised in other comprehensive income	(8)	22	15	24
Increase in share based remuneration reserve (net of tax)	—	33	33	35
Bonus issue of ordinary shares	—	(4,000)	(4,000)	—
Cancellation of bonus shares	—	4,000	4,000	—
Issue of ordinary shares, net of expenses	—	—	—	(227)
Cancellation of shares	—	(499)	(499)	262
Settlement of share awards	—	(33)	(33)	(35)
Put option	—	(103)	(103)	—
Disposal of non-controlling interests	—	5	5	—
Exchange translation differences	—	—	—	7
At end of year	7	972	979	984